Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	BAILLIE GIFFORD FUNDS
Central Index Key	0001120543
Amendment Flag	false
Document Creation Date	Apr. 27, 2017
Document Effective Date	Apr. 30, 2017
Prospectus Date	May 01, 2017
Class 2, 3, 4, 5 Prospectus | Baillie Gifford EAFE Fund | Class 2
Prospectus:
Trading Symbol	BGETX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford EAFE Fund | Class 3
Prospectus:
Trading Symbol	BGEUX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford EAFE Fund | Class 4
Prospectus:
Trading Symbol	BGEFX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford EAFE Fund | Class 5
Prospectus:
Trading Symbol	BGEVX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford EAFE Choice Fund | Class 2
Prospectus:
Trading Symbol	BGCWX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford EAFE Choice Fund | Class 3
Prospectus:
Trading Symbol	BGCJX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford EAFE Choice Fund | Class 4
Prospectus:
Trading Symbol	BGCLX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford EAFE Choice Fund | Class 5
Prospectus:
Trading Symbol	BGCVX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford EAFE Pure Fund | Class 2
Prospectus:
Trading Symbol	BGPTX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford EAFE Pure Fund | Class 3
Prospectus:
Trading Symbol	BGPFX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford EAFE Pure Fund | Class 4
Prospectus:
Trading Symbol	BGPWX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford EAFE Pure Fund | Class 5
Prospectus:
Trading Symbol	BGPVX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford Emerging Markets Fund | Class 2
Prospectus:
Trading Symbol	BGEHX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford Emerging Markets Fund | Class 3
Prospectus:
Trading Symbol	BGELX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford Emerging Markets Fund | Class 4
Prospectus:
Trading Symbol	BGEPX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford Emerging Markets Fund | Class 5
Prospectus:
Trading Symbol	BGEDX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford Global Alpha Equity Fund | Class 2
Prospectus:
Trading Symbol	BGATX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford Global Alpha Equity Fund | Class 3
Prospectus:
Trading Symbol	BGAEX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford Global Alpha Equity Fund | Class 4
Prospectus:
Trading Symbol	BGALX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford Global Alpha Equity Fund | Class 5
Prospectus:
Trading Symbol	BGAVX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford International Equity Fund | Class 2
Prospectus:
Trading Symbol	BGITX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford International Equity Fund | Class 3
Prospectus:
Trading Symbol	BGIFX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford International Equity Fund | Class 4
Prospectus:
Trading Symbol	BGIUX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford International Equity Fund | Class 5
Prospectus:
Trading Symbol	BGIVX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford The Long Term Global Growth Equity Fund | Class 2
Prospectus:
Trading Symbol	BGLTX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford The Long Term Global Growth Equity Fund | Class 3
Prospectus:
Trading Symbol	BGLOX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford The Long Term Global Growth Equity Fund | Class 4
Prospectus:
Trading Symbol	BGLFX
Class 2, 3, 4, 5 Prospectus | Baillie Gifford The Long Term Global Growth Equity Fund | Class 5
Prospectus:
Trading Symbol	BGADX
Class K, Institutional Class Prospectus | Baillie Gifford EAFE Fund | Class K
Prospectus:
Trading Symbol	BGEKX
Class K, Institutional Class Prospectus | Baillie Gifford EAFE Fund | Institutional Class
Prospectus:
Trading Symbol	BGESX
Class K, Institutional Class Prospectus | Baillie Gifford EAFE Choice Fund | Class K
Prospectus:
Trading Symbol	BKGCX
Class K, Institutional Class Prospectus | Baillie Gifford EAFE Choice Fund | Institutional Class
Prospectus:
Trading Symbol	BGCSX
Class K, Institutional Class Prospectus | Baillie Gifford EAFE Pure Fund | Class K
Prospectus:
Trading Symbol	BGPKX
Class K, Institutional Class Prospectus | Baillie Gifford EAFE Pure Fund | Institutional Class
Prospectus:
Trading Symbol	BSGPX
Class K, Institutional Class Prospectus | Baillie Gifford Emerging Markets Fund | Class K
Prospectus:
Trading Symbol	BGKEX
Class K, Institutional Class Prospectus | Baillie Gifford Emerging Markets Fund | Institutional Class
Prospectus:
Trading Symbol	BGSEX
Class K, Institutional Class Prospectus | Baillie Gifford Global Alpha Equity Fund | Class K
Prospectus:
Trading Symbol	BGAKX
Class K, Institutional Class Prospectus | Baillie Gifford Global Alpha Equity Fund | Institutional Class
Prospectus:
Trading Symbol	BGASX
Class K, Institutional Class Prospectus | Baillie Gifford International Equity Fund | Class K
Prospectus:
Trading Symbol	BGIKX
Class K, Institutional Class Prospectus | Baillie Gifford International Equity Fund | Institutional Class
Prospectus:
Trading Symbol	BINSX
Class K, Institutional Class Prospectus | Baillie Gifford The Long Term Global Growth Equity Fund | Class K
Prospectus:
Trading Symbol	BGLKX
Class K, Institutional Class Prospectus | Baillie Gifford The Long Term Global Growth Equity Fund | Institutional Class
Prospectus:
Trading Symbol	BSGLX
Class K, Institutional Class Prospectus | Baillie Gifford The Asia Ex Japan Fund | Class K
Prospectus:
Trading Symbol	BASKX
Class K, Institutional Class Prospectus | Baillie Gifford The Asia Ex Japan Fund | Institutional Class
Prospectus:
Trading Symbol	BSASX
Class K, Institutional Class Prospectus | Baillie Gifford U.S. Equity Growth Fund | Class K
Prospectus:
Trading Symbol	BGGKX
Class K, Institutional Class Prospectus | Baillie Gifford U.S. Equity Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BGGSX